Annual Total Returns - BroadlyDiversifiedInternationalEquityFunds-RetailComboPRO - BroadlyDiversifiedInternationalEquityFunds-RetailComboPRO - Fidelity Diversified International Fund - Fidelity Diversified International Fund
Dec. 30, 2024
Bar Chart Table:
Annual Return 2014	(3.20%)
Annual Return 2015	3.12%
Annual Return 2016	(3.73%)
Annual Return 2017	26.65%
Annual Return 2018	(15.24%)
Annual Return 2019	29.70%
Annual Return 2020	18.91%
Annual Return 2021	12.84%
Annual Return 2022	(23.86%)
Annual Return 2023	17.71%